Shareholder Report, Average Annual Return (Details) LMF0100_Brandywine GLOBAL - Multi-Sector Opportunities Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	5.98%	1.50%	1.44%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.98%	1.50%	1.44%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Average Annual Return, Percent	5.07%	1.84%	1.97%
FTSE 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.53%	3.17%	2.16%